Flight Equipment Spare Parts (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Flight Equipment Spare Parts

	2018	2017
	RMB million	RMB million
Flight equipment spare parts	2,778	2,716
Less: provision for spare parts	(828)	(531)
	1,950	2,185

Summary of Movements in Provision for Impairment of Flight Equipment Spare Parts

Movements in the Group’s provision for impairment of flight equipment spare parts were as follows:

	2018	2017
	RMB million	RMB million
At January 1	531	465
Accrual (note 8)	301	112
Amount written off in relation to disposal of spare parts	(4)	(1)
Disposal of a subsidiary	—	(45)

At December 31	838	531